Alger Emerging Markets Fund Expense Example - Class I Shares [Member] - Alger Emerging Markets Fund - Class I	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 148
Expense Example, with Redemption, 3 Years	550
Expense Example, with Redemption, 5 Years	1,023
Expense Example, with Redemption, 10 Years	$ 2,334